Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

30.	Commitments

On December 31, 2021, the Company had 103 firm orders (95 on December 31, 2020) for aircraft acquisitions with Boeing. These aircraft acquisition commitments include estimates for contractual price increases during the construction phase. The present value of firm orders on December 31, 2021, considering an estimate of contractual discounts, corresponds to around R$21,947,804 (R$16,636,198 on December 31, 2020), equivalent to US$3,932,946 (US$3,201,301 on December 31, 2020), and are segregated as follows:

	2021	2020
2022	2,805,899	-
2023	3,384,587	2,707,544
2024	6,101,396	5,110,707
2025	6,428,138	5,801,193
2026	3,227,784	3,016,754
Total	21,947,804	16,636,198

Of the total commitments presented above, the Company should disburse R$6,989,381 (corresponding to US$1,252,465 on December 31, 2021) as prepayments for aircraft acquisition, according to the financial flow below:

	2021	2020
2021	-	171,935
2022	248,109	1,130,099
2023	1,174,768	2,159,742
2024	2,145,764	2,183,366
2025	2,279,227	837,921
2026	1,141,513	56,283
Total	6,989,381	6,539,346

On December 31, 2021 Company also has the commitment related to the acquisition of MAP Transportes Aereos, as disclosed in Note 1.6.